UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):           [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Watershed Asset Management, L.L.C.
Address:   One Maritime Plaza, Suite 1525
           San Francisco, CA 94111

Form 13F File Number: 28-11095

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meridee A. Moore
Title:    Senior Managing Member
Phone:   (415) 391-8900

Signature, Place, and Date of Signing:



/s/ Meridee A. Moore     San Francisco, CA               November 14, 2012
--------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      20

Form 13F Information Table Value Total:     $125,692
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number     Name

     1          28-11473          WS Partners, L.L.C.


                                                     FORM 13F INFORMATION TABLE

                                                            VALUE     SHARES/   SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS        CUSIP    (x $1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
--------------             --------------        -----    ---------   -------   --- ----  -------  --------   ----    ------  -----
BP PLC                       SPONSORED ADR     055622104      3,359     79,302  SH                           79,302
CIT GROUP INC                COM NEW           125581801     11,174    283,667  SH                          283,667
CLEAR CHANNEL OUTDOOR HLDGS  CL A              18451C109      2,220    371,313  SH                          371,313
EQUINIX INC                  NOTE 3.000%10/1   29444UAG1      3,438  1,735,000  PRN                       1,735,000
GENERAL MTRS CO              COM               37045V100      2,488    109,369  SH                          109,369
GENERAL MTRS CO              *W EXP 07/10/201  37045V118      2,493    180,830  SH                          180,830
GENERAL MTRS CO              *W EXP 07/10/201  37045V126      1,496    180,830  SH                          180,830
BLOCK H & R INC              COM               093671105      8,843    510,300  SH  PUT                     510,300
ISHARES TR                   RUSSELL 2000      464287655     16,154    193,600  SH  PUT                     193,600
LEVEL 3 COMMUNICATIONS INC   COM NEW           52729N308      5,467    238,000  SH                          238,000
MASCO CORP                   COM               574599106      6,336    421,000  SH                          421,000
MGM RESORTS INTERNATIONAL    NOTE 4.250% 4/1   55303QAE0     10,374  9,750,000  PRN                       9,750,000
NEWELL RUBBERMAID INC        COM               651229106      6,109    320,000  SH                          320,000
NORTEK INC                   COM NEW           656559309      9,790    178,869  SH                          178,869
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q    780097754      2,947    140,216  SH                          140,216
SPDR S&P 500 ETF TR          TR UNIT           78462F103     17,608    122,300  SH  PUT                     122,300
SUNCOKE ENERGY INC           COM               86722A103      2,429    150,685  SH                          150,685
TW TELECOM INC               COM               87311L104      4,696    180,000  SH                          180,000
VIRGIN MEDIA INC             COM               92769L101      5,825    198,000  SH                          198,000
GRACE W R & CO DEL NEW       COM               38388F108      2,446     41,400  SH                           41,400
